ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

August 8, 2014

VIA EDGAR

Mr. John Grzeskiewicz

Senior Counsel

Division of Investment Management

Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ALPS Series Trust (the “Registrant”), on behalf of its series, Cognios Market Neutral Large Cap Fund (the “Fund”); Registration Nos. 333-183945 and 811-22747

Dear Mr. Grzeskiewicz:

On behalf of the Registrant, and in connection with the Fund, attached hereto is Post-Effective Amendment No. 26 (“PEA 26”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended, and Rule 485(b) of the Securities Act of 1933, as amended.

PEA 26 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 20 (“PEA 20”) filed on June 9, 2014 on Form N-1A. PEA 26 reflects changes to PEA 20 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on July 24, 2014 and includes certain other information previously included in PEA 20.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on July 24, 2014 to PEA 20, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

SUMMARY SECTION

Mr. John Grzeskiewicz

August 8, 2014

Fees and Expenses of the Fund

1.

Staff Comment: Referencing footnote (4) of the fee table on page 4 of the Prospectus, please confirm supplementally that, to the extent the Fund incurs acquired fund fees, such fees are not excluded from the fee waiver and expense limitation agreement between the Adviser and the Fund.

Registrant’s Response: Based on information provided by the Adviser to the Registrant, the Registrant confirms that, to the extent the Fund incurs acquired fund fees and expenses, such fees are not excluded from the fee waiver and expense limitation agreement between the Adviser and the Fund.

Principal Risks of the Fund – Portfolio Turnover Risk

2.	Staff Comment: Please delete the second paragraph under the section “Principal Risks of the Fund – Portfolio Turnover Risk” on page 8 of the Prospectus.

Registrant’s Response: The Registrant has deleted this paragraph in accordance with the Staff’s comment.

MANAGEMENT

3.

Staff Comment: The Staff references the following sentence on page 18 of the Prospectus: “The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the agreement.” Please confirm supplementally that neither the Adviser nor the Registrant on behalf of the Fund intends to increase the expense cap agreement currently in place and in effect through January 31, 2015.

Registrant’s Response: Based on information provided by the Adviser to the Registrant, the Registrant confirms that neither the Adviser nor the Registrant on behalf of the Fund intends to increase the expense cap agreement currently in place and in effect through January 31, 2015.

Mr. John Grzeskiewicz

August 8, 2014

THE PORTFOLIO MANAGERS

Prior Performance of a Similar Private Fund Managed by Cognios Capital, LLC

4.

Staff Comment: Please confirm supplementally that the Cognios Beta Neutral Large-Cap Fund, L.P. (the “Comparable Fund”) is the only account managed by the Adviser that is substantially similar to the Fund.

Registrant’s Response: Based on information provided by the Adviser to the Registrant, the Registrant confirms that the Comparable Fund is the only account managed by the Adviser that is substantially similar to the Fund.

5.

Staff Comment: Please confirm supplementally that the prior performance of the Comparable Fund is calculated in accordance with the standard SEC methodology. If it is not calculated in accordance with the standard SEC methodology, please revise the disclosure to indicate how the prior performance of the Comparable Fund is calculated.

Registrant’s Response: Based on information provided by the Adviser to the Registrant, the Registrant confirms that the prior performance of the Comparable Fund is calculated in accordance with standard SEC methodology.

* * * * *

The Registrant and the Fund hereby acknowledge that:

•	the Registrant and the Fund are responsible for the adequacy and accuracy of the disclosure in the filings;
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant and the Fund from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant and the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

* * * * *

Mr. John Grzeskiewicz

August 8, 2014

If you would like to discuss any of these responses in further detail or if you have any questions, please contact me at (720) 917-0651. Thank you.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of ALPS Series Trust

cc:	Robert A. Robertson, Esq.
Dechert LLP
Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
Jonathan C. Angrist
Cognios Capital, LLC